Income taxes - Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Temporary differences associated with investments for which no deferred tax liability has been recognized	€ 4,360	€ 3,049	€ 1,791
Deferred tax assets	3,342	2,985
Deferred tax liabilities	(3,342)	(2,985)
Deferred tax assets, Offset	(3,342)	(2,985)
Deferred tax liabilities, Offset	3,342	2,985
-Germany
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	41,570	21,728	9,994
Other countries
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	505	788	€ 790
Intangible assets
Income taxes
Deferred tax liabilities	(3,013)	(2,053)
Property Plant And Equipment
Income taxes
Deferred tax liabilities	(156)
Other assets
Income taxes
Deferred tax liabilities		(807)
Measurement of service contracts
Income taxes
Deferred tax liabilities	(173)	(125)
Share-based payments
Income taxes
Deferred tax assets		2,208
Government grants
Income taxes
Deferred tax assets	2,051
Unused tax losses
Income taxes
Deferred tax assets	€ 1,291	€ 777